Average Annual Total Returns{- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-09 - Growth & Income Portfolio	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	25.95%	13.45%	14.07%	25.76%	13.33%	13.95%	25.64%	13.17%	13.79%	28.71%	18.47%	16.55%